Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	Feb. 06, 2018	Mar. 31, 2017	Mar. 31, 2018
Cost of reverse merger			$ 97,000
Net Loss			1,225,000
Net cash used in operating activities			730,000
Working capital deficit			445,000
Capital expenditures			$ 454,000
Spending on planned facility, description			The Company believes it will need to expend approximately $10,000,000 to $15,000,000 more to open its first Theme Park
Revenues
Potentially dilutive common shares outstanding
Minimum [Member]
Payments for expenditure			$ 10,000,000
Maximum [Member]
Payments for expenditure			$ 15,000,000
Common Stock [Member]
Effect of reverse merger transactions, shares issued			325,751
Net Loss
Share Exchange Agreement [Member]
Common stock exchange basis, description	Issued and outstanding common shares of US VR Sub were exchanged on a three-for-one basis
Share Exchange Agreement [Member] | Series A Preferred Stock [Member]
Number of shares exchanged on merger			121,058,863
Ownership percentage on stock			100.00%
Share Exchange Agreement [Member] | Common Stock [Member]
Number of shares exchanged on merger	126,000,041
Ownership percentage on stock			99.70%
Share Exchange Agreement [Member] | Common Stock [Member] | Original Shareholders [Member]
Ownership percentage on stock			0.03%